CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 30, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 2,167	$ (3,261)
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation and amortization	6,539	5,703
Amortization of deferred financing fees	574	736
Stock-based compensation	4,005	3,010
Deferred income taxes	1,875	457
Impairment of long-lived assets	94
Changes in operating assets and liabilities:
Accounts receivable, net	(3,178)	6,711
Inventory	(19,211)	16,534
Other current assets	(7,388)	(3,385)
Income tax receivable	(452)
Accounts payable and accrued expenses	(9,086)	1,824
Taxes payable	(6,132)	(3,656)
Other	151	627
Net cash provided by operating activities	(30,042)	25,300
Cash Flows from Investing Activities:
Purchases of property and equipment	(8,380)	(2,205)
Purchases of intangibles, net	(11,436)	(2,929)
Net cash used in investing activities	(19,816)	(5,134)
Cash Flows from Financing Activities:
Repayments of long-term debt	(11,125)	(11,388)
Cash paid for repurchase of common stock		(1,967)
Proceeds from employee stock transactions		53
Taxes paid in connection with exercise of stock options		(57)
Payments of dividends		(96)
Net cash (used in) provided by financing activities	(11,125)	(13,455)
Effect of exchange rate changes on cash	(60)	43
Net increase (decrease) in cash	(61,043)	6,754
Cash, beginning of period	80,051	53,650
Cash, end of period	19,008	60,404
Supplemental disclosure of cash flow information
Change in accrual for property and equipment	966	(501)
Accrued dividend	$ 159	$ 511